Deferred tax - Movements in net deferred tax asset/(liability) (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	£ 24,927,000	£ 17,607,000
(Expensed)/credited to statement of profit or loss (Note 10)	4,581,000	7,728,000
Credited/(expensed) to other comprehensive income (Note 10)	289,000	(408,000)
Credit relating to share-based payments	200,000
Net deferred tax assets/(liabilities) at end of year	29,997,000	24,927,000	£ 17,607,000
US
Movements in net deferred tax asset
Unrecognized deferred tax assets	94,271,000	97,278,000
US | Net operating losses and interest restriction
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	19,421,000	4,277,000
(Expensed)/credited to statement of profit or loss (Note 10)	15,061,000	15,144,000
Net deferred tax assets/(liabilities) at end of year	34,482,000	19,421,000	4,277,000
Unrecognized deferred tax assets	76,111,000
US | Property, plant and equipment
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(4,212,000)	(4,277,000)
(Expensed)/credited to statement of profit or loss (Note 10)	325,000	65,000
Net deferred tax assets/(liabilities) at end of year	(3,887,000)	(4,212,000)	(4,277,000)
US | Foreign tax credits
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(15,209,000)
(Expensed)/credited to statement of profit or loss (Note 10)	(15,386,000)	(15,209,000)
Net deferred tax assets/(liabilities) at end of year	(30,595,000)	(15,209,000)
Unrecognized deferred tax assets	7,780,000
US | General accruals not paid within 8.5 months of year end
Movements in net deferred tax asset
Unrecognized deferred tax assets	3,751,000
US | Salary not paid within 2.5 months of year end
Movements in net deferred tax asset
Unrecognized deferred tax assets	1,743,000
US | Research and development
Movements in net deferred tax asset
Unrecognized deferred tax assets	3,341,000
US | Other
Movements in net deferred tax asset
Unrecognized deferred tax assets	1,545,000
UK
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	24,927,000	17,607,000
(Expensed)/credited to statement of profit or loss (Note 10)	4,581,000	7,728,000	19,559,000
Credited/(expensed) to other comprehensive income (Note 10)	289,000	(408,000)	1,667,000
Credit relating to share-based payments	200,000
Net deferred tax assets/(liabilities) at end of year	29,997,000	24,927,000	17,607,000
Unrecognized deferred tax assets	5,988,000	0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(5,135,000)	(3,459,000)
(Expensed)/credited to statement of profit or loss (Note 10)	(4,461,000)	(1,676,000)
Net deferred tax assets/(liabilities) at end of year	(9,596,000)	(5,135,000)	(3,459,000)
UK | Intangible assets
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(27,259,000)	(22,582,000)
(Expensed)/credited to statement of profit or loss (Note 10)	(11,302,000)	(4,677,000)
Net deferred tax assets/(liabilities) at end of year	(38,561,000)	(27,259,000)	(22,582,000)
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(17,462,000)	(17,467,000)
(Expensed)/credited to statement of profit or loss (Note 10)	4,000	5,000
Net deferred tax assets/(liabilities) at end of year	(17,458,000)	(17,462,000)	(17,467,000)
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(14,918,000)	(15,549,000)
(Expensed)/credited to statement of profit or loss (Note 10)	631,000	631,000
Net deferred tax assets/(liabilities) at end of year	(14,287,000)	(14,918,000)	(15,549,000)
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	87,037,000	71,882,000
(Expensed)/credited to statement of profit or loss (Note 10)	20,021,000	15,287,000
Credited/(expensed) to other comprehensive income (Note 10)	132,000	(132,000)
Net deferred tax assets/(liabilities) at end of year	107,190,000	87,037,000	71,882,000
UK | Other
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	2,664,000	4,782,000
(Expensed)/credited to statement of profit or loss (Note 10)	(312,000)	(1,842,000)
Credited/(expensed) to other comprehensive income (Note 10)	157,000	(276,000)
Credit relating to share-based payments	200,000
Net deferred tax assets/(liabilities) at end of year	2,709,000	£ 2,664,000	£ 4,782,000
UK | Due after 1 year
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at end of year	£ 29,997,000